BUSINESS ACQUISITION	12 Months Ended
Dec. 31, 2022
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
BUSINESS ACQUISITION

3. BUSINESS ACQUISITION

The Company accounted for its acquisition in accordance with ASC 805, “Business Combination” (“ASC 805”). The result of the acquiree’s operation has been included in the consolidated financial statements since the acquisition date. The excess of the fair value of the consideration transferred over the fair value of net tangible and intangible assets acquired was recorded as goodwill, which is not deductible for corporate income taxation purposes.

a) Acquisition of EliteCRM

On March 10, 2021, the Company entered into a definitive agreement to acquire all the equity interests of EliteCRM in exchange for RMB180 million consideration in cash. EliteCRM was a customer relationship management software provider, and the Group expected to generate synergy with the Cloud-based CC service line after the closing of acquisition. The Group obtained the control of EliteCRM business on March 22, 2021, and paid off the cash consideration for the year ended December 31, 2021.

The acquisition was recorded as a business combination. The Group determined the fair values of assets acquired and liabilities assumed for this acquisition with assistance of an independent appraiser. The goodwill resulting from the acquisition is primarily attributable to the assembled workforce and established network of customers around China. The acquired goodwill is not deductible for tax purposes. A summary of identifiable assets acquired and liabilities assumed in connection with the acquisition is as follows:

Purchase consideration:	RMB
cash	180,000

Recognized amounts of identifiable assets acquired and liabilities assumed:	March 22,2021
Cash	3,986
Accounts receivable	6,455
Prepaid expenses and other current assets	765
Property and equipment, net	4,944
Intangible assets
Trademark	4,632
Non-compete arrangements	85
Customer relationship	15,000
Technology	4,588
Accounts payable	(5,215)
Contract liabilities	(568)
Accrued expenses and other current liabilities	(8)
Deferred income tax liability	(1,665)
Total identifiable assets acquired and liabilities assumed	32,999
Goodwill	147,001

The intangible assets consist of trademark, non-compete arrangements, customer relationship and Technology. The fair values of trademark of RMB4,632, non-competition arrangements of RMB85,customer relationship of RMB15,000 and Technology of RMB 4,588 are amortized over 8 years, 2 years, 10 years and 6 years, respectively on a straight-line basis.

Intangible assets and goodwill arising from the above acquisition was subjected to annual impairment assessment, and impairment loss of nil and RMB8,691 from intangible assets, and impairment loss of RMB82,467 and RMB10,107 from goodwill was recorded for the year ended December 31 2021, and 2022, respectively (refer to Note 10, and 11).

Since the date of acquisition, EliteCRM have contributed RMB48,701 and RMB8,968 in aggregate to the Group’s Revenue and loss, respectively, for the year ended 31 December 2021.

Had the combination taken place on 1 January 2020, the revenue of the Group would have been RMB782,127 and RMB759,057, and loss of the Group would have been RMB426,359, and RMB898,419 respectively, for the years ended 31 December 2020 and 2021.

b) Acquisition of Kunlunjiexin

On August 10, 2021, the Company entered into a share purchase agreement with the largest shareholder of Beijing Kunlunjiexin technology Co., LTD (“Kunlunjiexin”) to acquire 58.1273% equity interests of Kunlunjiexin in exchange for RMB23 million consideration in cash. Kunlunjiexin mainly provided AI risk management solutions to energy industry, and the Group expected to generate synergy with the Cloud-based UC&C service line after the closing of acquisition. The Group obtained the control of Kunlunjiexin business on August 31, 2021, and paid cash consideration of RMB23 million for the year ended December 31, 2021.

According to the share purchase agreement, all shareholders will dilute a total of 11.5% equity interest, on a pro rate basis, to setup an ESOP plan upon six months after closing of the acquisition. According to ASC 718, Compensation-Stock Compensation (“ASC 718”), the shares to be retained for ESOP, which plans to issue shares to employees and management members of Kunlunjiexin should be accounted as compensation for post-combination service as the share options or restricted shares are restricted and are subject to a vesting schedule of service period and forfeiture to the extent any restricted shares remain unvested in case of early termination of employment. As of December 21, 2021, the ESOP plan was canceled, and as of the reporting date, the Company has not approved any incentive plan in this ESOP.

The acquisition was recorded as a business combination, the Group determined the fair values of assets acquired and liabilities assumed for this acquisition with assistance of an independent appraiser. The goodwill resulting from the acquisition is primarily attributable to the assembled workforce and established network of customers around China. The acquired goodwill is not deductible for tax purposes. A summary of identifiable assets acquired and liabilities assumed in connection with the acquisition is as follows:

Purchase consideration:	RMB
cash	23,100

Recognized amounts of identifiable assets acquired and liabilities assumed:	August 31,2021
Cash	31
Accounts receivable	936
Prepaid expenses and other current assets	15,578
Property and equipment, net	16
Intangible assets
Technology	147
Deferred income tax assets	1,327
Accounts payable	(9,050)
Contract liabilities	(624)
Accrued expenses and other current liabilities	(1,690)
Total identifiable assets acquired and liabilities assumed	6,671
Fair value of non-redeemable non-controlling interests in Kunlunjiexin	(2,793)
Goodwill	19,222

The intangible assets are Technology. The fair value of Technology is RMB147, which is amortized over 5 years, on a straight-line basis.

Intangible assets and goodwill arising from the above acquisition was subjected to the annual impairment assessment, and impairment loss of RMB136 and RMB19,222 from intangible assets and goodwill was recorded for the year ended December 2021, respectively (refer to Note 10, and 11).

The acquisition above did not have a material impact on the Group’s consolidated financial statements, and, therefore, pro forma disclosures have not been presented.

c) Acquisition of Joytel Singapore PTE. Ltd

On November 12, 2021, the Company entered into a share purchase agreement with all of the selling shareholders of Joytel Singapore PTE. Ltd to acquire 100% equity interests of Joytel Singapore PTE. Ltd in exchange for RMB64 consideration in cash. The Group obtained the control of Joytel Singapore PTE. Ltd on November 30, 2021, and paid off the cash consideration of RMB64 in November, 2021.

The acquisition was recorded as a business combination. The total identifiable assets acquired and liabilities assumed was RMB6, and no intangible assets and goodwill was identified. The different between the consideration and total identifiable assets acquired and liabilities amounting RMB58 was recognized in expenses during the year ended in December 31, 2021.

d) Acquisition of Zhuge Inc.

On December 8, 2021, the Company entered into a share purchase agreement with all of the selling shareholders of Zhuge Inc. to acquire 100% equity interests of Zhuge Inc. in exchange for RMB93.5 million consideration in cash and 30,463 ordinary shares of the Company. Zhuge Inc. mainly provided professional data intelligence solutions, and the Group expected to generate synergy with the Cloud-based CC service line after the closing of acquisition. The Group obtained the control of Zhuge Inc. on December 22, 2021 and paid off the cash consideration of RMB93.5 million as of the report date.

The acquisition was recorded as a business combination. The Group determined the fair values of assets acquired and liabilities assumed for this acquisition with assistance of an independent appraiser. The goodwill resulting from the acquisition is primarily attributable to the assembled workforce and established network of customers around China. The acquired goodwill is not deductible for tax purposes. A summary of identifiable assets acquired and liabilities assumed in connection with the acquisition is as follows:

Purchase consideration:	RMB
cash	93,511
Fair value of 30,463 ordinary shares	300
93,811

Recognized amounts of identifiable assets acquired and liabilities assumed:	December 31, 2021
Cash	6,551
Accounts receivable	815
Prepaid expenses and other current assets	635
Property and equipment, net	19
Intangible assets
Trademark	2,840
Non-compete arrangements	720
Order backlogs	8,560
Customer relationship	-
Technology	6,400
Short-term loan	(5,500)
Accounts payable	(1,220)
Contract liabilities	(4,129)
Accrued expenses and other current liabilities	(12,780)
Deferred income tax liability	(4,630)
Long-term borrowings	(9,144)
Total identifiable assets acquired and liabilities assumed	(10,863)
Goodwill	104,674

The intangible assets consist of trademark, non-compete arrangements, order backlogs, customer relationship and Technology. The fair values of trademark of RMB2,840, non-competition arrangements of RM720, order backlogs of RMB8,560, and Technology of RMB6,400 are amortized over 10 years, 4 years, 4 years and 7 years, respectively on a straight-line basis.

The consideration was negotiated and determined several months before the signature of the share purchase agreement. The Company made the annual impairment test on goodwill, and an impairment loss of RMB47.4 million for goodwill was recorded for the year ended December 31, 2021 (refer to Note 11).

Intangible assets and goodwill arising from the above acquisition was subjected to the annual impairment assessment, and impairment loss of RMB15,002 and RMB57,271 from intangible assets and goodwill was recorded for the year ended December 2022, respectively (refer to Note 10, and 11).

The acquisition above did not have a material impact on the Group’s consolidated financial statements, and, therefore, pro forma disclosures have not been presented.

e) Acquisition of Molun SCRM

On January 26, 2022, the Company entered into a definitive agreement to acquire all the equity interests of Molun SCRM business with the cash consideration of RMB31.8 million, which was the private domain social customer relationship management (“SCRM”) software provider targeting car OEMs and dealers. The Group expected to generate synergy with the Cloud-based CC service line after the closing of acquisition. The Group obtained the control of Molun SCRM business in March, 2022 and paid off the cash consideration of RMB31.8 million as of December 31, 2022.

The transaction was accounted for under the acquisition method of accounting in accordance with ASC Topic 805. The acquisition was recorded as a business combination. The Group determined the fair values of assets acquired and liabilities assumed for this acquisition with assistance of an independent appraiser. The goodwill resulting from the acquisition is primarily attributable to the assembled workforce and established network of customers around China. The acquired goodwill is not deductible for tax purposes. A summary of identifiable assets acquired and liabilities assumed in connection with the acquisition is as follows:

Purchase consideration:	RMB
cash	31,800

Recognized amounts of identifiable assets acquired and liabilities assumed:	March,2022
Prepaid expenses and other current assets	150
Intangible assets
Order backlogs	100
Trademark	1,000
Technology	3,730
Contract liabilities	(12,002)
Deferred income tax liability	(1,207)
Total identifiable assets acquired and liabilities assumed	(8,229)
Goodwill	40,029

The intangible assets consist of non-compete arrangements, customer relationship and Technology. The fair values of order backlogs of RMB100, trademark of RMB1,000 and Technology of RMB3,730 are amortized over 1 year, 10 years and 9 years, respectively on a straight-line basis.

Intangible assets and goodwill arising from the above acquisition was subjected to the annual impairment assessment, and impairment loss of RMB4,318 and RMB40,029 from intangible assets and goodwill was recorded for the year ended December 31, 2022, respectively (refer to Note 10, and 11).

The acquisition above did not have a material impact on the Group’s consolidated financial statements, and, therefore, pro forma disclosures have not been presented.